GOODWILL	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL

During the third quarter of 2016, we changed the annual goodwill impairment testing date from September 30 to October 1. No impairment has been recorded in comparative periods with the assessment date change to October 1 as the fair value exceeded the carrying value. We adopted this change to ensure that our annual impairment test is aligned with our forecasting process.

We assessed the recoverability of goodwill as at October 1, 2016 for each of the identified reporting units and determined that the fair value of each of the three reporting units exceeded its carrying value. Therefore, the second step of the impairment test that measures the amount of an impairment loss by comparing the implied fair market value with the carrying amount of goodwill for each reporting unit was not required.

There was no impairment of goodwill during the years ended December 31, 2016, 2015 and 2014.

The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2016	2015
Balance at beginning of year	$156,488	$103,966
Goodwill acquired (note 5(a) and 5(b))	2,702	60,478
Foreign currency translation adjustments	(5,076)	(7,956)
	$154,114	$156,488

OEM Solutions	$101,404	$103,567
Enterprise Solutions	26,469	24,993
Cloud and Connectivity Services	26,241	27,928
	$154,114	$156,488